Provisions, contingent assets and contingent liabilities	12 Months Ended
Dec. 31, 2023
Provisions Contingent Assets And Contingent Liabilities
Provisions, contingent assets and contingent liabilities

Note 29 - Provisions, contingent assets and contingent liabilities

The accounting policy on provisions, contingent assets and contingent liabilities is presented in Note 2c XII.

In the ordinary course of its business, ITAÚ UNIBANCO HOLDING may be a party to legal proceedings labor, civil and tax nature. The contingencies related to these lawsuits are classified as follows:

a) Contingent assets

There are no contingent assets recorded.

b) Provisions and contingencies

ITAÚ UNIBANCO HOLDING’s provisions for judicial and administrative challenges are long-term, considering the time required for their questioning, and this prevents the disclosure of a deadline for their conclusion.

The legal advisors believe that ITAÚ UNIBANCO HOLDING is not a party to this or any other administrative proceedings or lawsuits, in addition to those highlighted throughout this note, that could significantly affect the results of its operations.

Civil lawsuits

In general, provisions and contingencies arise from claims related to the revision of contracts and compensation for material and moral damages.

ITAÚ UNIBANCO HOLDING, despite having complied with the rules in force at the time, is a defendant in lawsuits filed by individuals referring to payment of inflation adjustments to savings accounts resulting from economic plans implemented in the 1980s and the 1990s, as well as in collective lawsuits filed by: (i) consumer protection associations; and (ii) the Public Attorney’s Office, on behalf of the savings accounts holders. In relation to these lawsuits, ITAÚ UNIBANCO HOLDING recognizes provisions upon receipt of summons, and when individuals demand the enforcement of a ruling handed down by the courts, using the same criteria as for provisions for individual lawsuits.

The Federal Supreme Court (STF) has issued some decisions favorable to savings account holders, but it has not established its understanding with respect to the constitutionality of the economic plans and their applicability to savings accounts. Currently, the appeals involving these matters are suspended, by order of the STF, until it pronounces its final decision.

In December 2017, through mediation of the Federal Attorney’s Office (AGU) and supervision of the BACEN, savers (represented by two civil associations, FEBRAPO and IDEC) and FEBRABAN entered into an instrument of agreement aiming at resolving lawsuits related to the economic plans, and ITAÚ UNIBANCO HOLDING has already accepted its terms. Said agreement was approved on March 1, 2018, by the Plenary Session of the Federal Supreme Court (STF) and savers could adhere to its terms for a 24-month period.

Due to the end of this term, the parties signed an amendment to the instrument of agreement to extend this period in order to contemplate a higher number of holders of savings accounts and, consequently, to extend the end of lawsuits. In May, 2020 the Federal Supreme Court (STF) approved this amendment and granted a 30-month term for new adhesions, and this term may be extended for another 30 months, subject to the reporting of the number of adhesions over the first period.

Labor claims

Provisions and contingencies arise from lawsuits in which labor rights provided for in labor legislation specific to the related profession are discussed, such as: overtime, salary equalization, reinstatement, transfer allowance, and pension plan supplement, among others.

Other risks

These are quantified and accrued on the basis of the amount of rural credit transactions with joint liability and FCVS (salary variations compensation fund) credits assigned to Banco Nacional.

I - Civil, labor and other risks provisions

Below are the changes in civil, labor and other risks provisions:

		12/31/2023
	Note	Civil	Labor	Other Risks	Total
Opening balance - 01/01		3,231	8,186	1,844	13,261
(-) Provisions guaranteed by indemnity clause	2c XII	(207)	(952)	-	(1,159)
Subtotal		3,024	7,234	1,844	12,102
Adjustment / Interest	23	129	288	-	417
Changes in the period reflected in income	23	1,340	2,373	332	4,045
Increase		1,913	2,729	363	5,005
Reversal		(573)	(356)	(31)	(960)
Payment		(1,495)	(3,036)	(35)	(4,566)
Subtotal		2,998	6,859	2,141	11,998
(+) Provisions guaranteed by indemnity clause	2c XII	205	962	-	1,167
Closing balance		3,203	7,821	2,141	13,165
Current		1,499	2,922	2,141	6,562
Non-current		1,704	4,899	-	6,603

		12/31/2022
	Note	Civil	Labor	Other Risks	Total
Opening balance - 01/01		3,317	8,219	1,558	13,094
(-) Provisions guaranteed by indemnity clause	2c XII	(225)	(879)	-	(1,104)
Subtotal		3,092	7,340	1,558	11,990
Adjustment / Interest	23	169	491	-	660
Changes in the period reflected in income	23	903	2,339	469	3,711
Increase (1)		1,403	2,663	469	4,535
Reversal		(500)	(324)	-	(824)
Payment		(1,140)	(2,936)	(183)	(4,259)
Subtotal		3,024	7,234	1,844	12,102
(+) Provisions guaranteed by indemnity clause	2c XII	207	952	-	1,159
Closing balance		3,231	8,186	1,844	13,261
Current		1,157	2,949	605	4,711
Non-current		2,074	5,237	1,239	8,550
1)	Includes, in the labor provision, the effects of the Voluntary Severance Program at 12/31/2022.

II - Tax and social security provisions

Tax and social security provisions correspond to the principal amount of taxes involved in administrative or judicial tax lawsuits, subject to tax assessment notices, plus interest and, when applicable, fines and charges.

The table below shows the change in the provisions:

	Note	12/31/2023	12/31/2022
Opening balance - 01/01		6,214	6,498
(-) Provisions guaranteed by indemnity clause	2c XII	(75)	(71)
Subtotal		6,139	6,427
Adjustment / Interest (1)		382	628
Changes in the period reflected in income		373	(829)
Increase (1)		722	156
Reversal (1)		(349)	(985)
Payment		(394)	(86)
Subtotal		6,500	6,140
(+) Provisions guaranteed by indemnity clause	2c XII	79	74
Closing balance		6,579	6,214
Current		-	4
Non-current		6,579	6,210
1)	The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution.

The main discussions related to tax and social security provisions are described below:

    •   INSS – Non-compensatory Amounts – R$ 1,974: the non-levy of social security contribution on amounts paid as profit sharing is defended. The balance of the deposits in guarantee is R$ 1,289.

    •   PIS and COFINS – Calculation Basis – R$ 706: defending the levy of PIS and COFINS on revenue, a tax on revenue from the sales of assets and services. The balance of the deposits in guarantee is R$ 692.

III - Contingencies not provided for in the balance sheet

Amounts involved in administrative and judicial arguments with the risk of loss estimated as possible are not provided for. They are mainly composed of:

Civil lawsuits and labor claims

In Civil Lawsuits with possible loss, total estimated risk is R$ 5,569 (R$ 5,087 at 12/31/2022), and in this total there are no amounts arising from interests in Joint Ventures.

For Labor Claims with possible loss, estimated risk is R$ 870 (R$ 637 at 12/31/2022).

Tax and social security obligations

Tax and social security obligations of possible loss totaled R$ 45,080 (R$ 40,958  at 12/31/2022), and the main cases are described below:

    •   INSS – Non-compensatory Amounts – R$ 9,444: defends the non-levy of this contribution on these amounts, among which are profit sharing and stock options.

    •   ISS – Banking Activities/Provider Establishment – R$ 7,386: the levy and/or payment place of ISS for certain banking revenues are discussed.

    •   IRPJ, CSLL, PIS and COFINS – Funding Expenses – R$ 5,795: the deductibility of raising costs (Interbank deposits rates) for funds that were capitalized between group companies.

    •   IRPJ and CSLL – Goodwill – Deduction – R$ 3,911: the deductibility of goodwill for future expected profitability on the acquisition of investments.

    •   PIS and COFINS - Reversal of Revenues from Depreciation in Excess – R$ 3,689: discussing the accounting and tax treatment of PIS and COFINS upon settlement of leasing operations.

    •   IRPJ, CSLL, PIS and COFINS – Requests for Offsetting Dismissed – R$ 2,524: cases in which the liquidity and the certainty of credits offset are discussed.

    •   IRPJ and CSLL – Disallowance of Losses – R$ 1,252: discussion on the amount of tax loss (IRPJ) and/or social contribution (CSLL) tax loss carryforwards used by the Federal Revenue Service when drawing up tax assessment notes that are still pending a final decision.

    •   IRPJ and CSLL - Deductibility of Loss in Loan Operations - R$ 2,166: assessments drawn up for the requirement of IRPJ and CSLL due to the alleged noncompliance with legal criteria for deducting losses in receipt of loans.

c) Accounts receivable – Reimbursement of provisions

The receivables balance arising from reimbursements of contingencies totals R$ 943 (R$ 899 at 12/31/2022) (Note 18a) , arising mainly from the collateral established in Banco Banerj S.A. privatization process occurred in 1997, when the State of Rio de Janeiro created a fund to guarantee the equity recomposition in provisions for civil, labor and tax and social security claims.

d) Guarantees of contingencies, provisions and legal obligations

The guarantees related to legal proceedings involving ITAÚ UNIBANCO HOLDING and basically consist of:

		12/31/2023				12/31/2022
	Note	Civil	Labor	Tax	Total	Total
Deposits in guarantee	23	1,900	2,074	9,303	13,277	13,001
Investment fund quotas		448	107	19	574	615
Surety		67	56	5,560	5,683	5,262
Insurance bond		1,836	1,552	17,623	21,011	19,256
Guarantee by government securities		-	-	325	325	292
Total		4,251	3,789	32,830	40,870	38,426